Profit Share Allocation (Schedule Of Profit Share Allocation) (Details) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Profit Share Allocation [Line Items]
General Partner's allocation - profit share	$ 3,732,701	$ 2,985,754
U.S. Feeder [Member]
Schedule Of Profit Share Allocation [Line Items]
General Partner's allocation - profit share	1,338,994	2,716,451
Cayman Feeder [Member]
Schedule Of Profit Share Allocation [Line Items]
General Partner's allocation - profit share	2,376,745	239,199
Other [Member]
Schedule Of Profit Share Allocation [Line Items]
General Partner's allocation - profit share	$ 16,962	$ 30,104